EARNINGS PER SHARE	6 Months Ended
Jun. 30, 2020
Earnings Per Share [Abstract]
EARNINGS PER SHARE	EARNINGS PER SHARE
The components of the numerator and the denominator in the calculation of basic and diluted earnings per share for the six months ended June 30, 2020 and 2019 are as follows:

(in thousands of $)	2020	2019
Net income (loss)	(202,101)	(40,551)

(in thousands)	2020	2019
Weighted average number of shares outstanding - basic	143,278	143,687
Dilutive effect of share options	—	—
Weighted average number of shares outstanding - diluted	143,278	143,687

In April, 2020, 550,000 share options were granted to the Chief Executive Officer of Golden Ocean Management AS in accordance with the terms of our share option scheme. In the six months ended June 30, 2020, all 790,000 of our outstanding share options were anti-dilutive. In the six months ended June 30, 2019, 495,000 of our outstanding share options were anti-dilutive.